Loans (Credit Quality Information of Loans Based on MHFG Group's Internal Rating System) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	¥ 84,028,246	¥ 82,439,581
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		59,088,273	57,656,540
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,526,643	8,740,281
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		7,709,245	7,654,016
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,923,838	4,759,225
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,123,176	5,142,003
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,413,710	3,490,415
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,247,285	4,006,401
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,981,557	8,532,246
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	4,502,531	4,427,349
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		10,660,288	10,904,604
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		24,939,973	24,783,041
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		6,897,692	6,759,921
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,088,753	959,948
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		16,915,590	16,872,448
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	37,938	190,724
Financing Receivables Not Impaired | Normal obligors | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		42,451,563	41,703,710
Financing Receivables Not Impaired | Normal obligors | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		16,606,333	17,436,758
Financing Receivables Not Impaired | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	11,166,995	11,445,049
Financing Receivables Not Impaired | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	11,742,502	9,413,741
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		26,276,746	26,023,413
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,302,937	5,313,232
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,341,519	4,199,022
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,802,307	2,699,487
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,241,712	2,244,214
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,511,302	2,584,367
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,462,891	3,050,605
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,237,595	4,059,349
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	2,376,483	1,873,137
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		11,182,154	11,808,379
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,718,865	2,599,760
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,583,327	2,641,436
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,647,922	1,687,515
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,395,149	2,369,842
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		753,838	739,781
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		592,365	887,527
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,600	1,600
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	188,887	591,109
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		300,201	289,809
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	11,157,745	11,435,437
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	85,978	90,825
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	533,436	558,321
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	181,122	185,577
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	190,225	200,003
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	79,972	82,543
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	1,774	1,894
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[3]	3,634	3,535
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	10,081,604	10,312,739
Financing Receivables Not Impaired | Normal obligors | Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	9,087,429	6,604,632
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	46,881	67,734
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	8,471	15,585
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	125,114	910
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	13,830	22,785
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	1,948	1,092
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	160,314	37,907
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	6,742,362	4,471,297
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[4]	1,918,680	1,906,756
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	69,829	80,566
Financing Receivables Not Impaired | Normal obligors | Foreign | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		16,174,817	15,680,297
Financing Receivables Not Impaired | Normal obligors | Foreign | A-B | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,867,251	5,628,387
Financing Receivables Not Impaired | Normal obligors | Foreign | A-B | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		865,441	741,478
Financing Receivables Not Impaired | Normal obligors | Foreign | A-B | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,442,125	9,310,432
Financing Receivables Not Impaired | Normal obligors | Foreign | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,424,179	5,628,379
Financing Receivables Not Impaired | Normal obligors | Foreign | C-D | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		563,445	592,380
Financing Receivables Not Impaired | Normal obligors | Foreign | C-D | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		220,632	214,558
Financing Receivables Not Impaired | Normal obligors | Foreign | C-D | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,635,302	4,814,906
Financing Receivables Not Impaired | Normal obligors | Foreign | C-D | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	4,800	6,535
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	9,250	9,612
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	206	173
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[3]	9,044	9,439
Financing Receivables Not Impaired | Normal obligors | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	2,655,073	2,809,109
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	411,234	480,806
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	861	1,082
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	2,221,178	2,153,757
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[4]	21,800	173,464
Financing Receivables Not Impaired | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	174,619	183,247
Financing Receivables Not Impaired | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	93,226	136,424
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	1,120,535	1,139,768
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	174,612	183,239
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	10,880	11,589
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	16,592	16,023
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	21,722	23,189
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	31,369	32,911
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	9,275	9,698
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	220	353
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[3],[5]	289	410
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	84,265	89,066
Financing Receivables Not Impaired | Watch obligors | Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	11,110	44,949
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	239	1,314
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]		317
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]		204
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	669	501
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[4],[5]	8,927	41,179
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	1,275	1,434
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	680,526	766,220
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	225,293	276,771
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	174,429	165,836
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	89,500	95,973
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	110,009	124,846
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	30,502	50,319
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	22,659	21,574
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[5]	2,368	4,613
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	25,766	26,288
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	7	8
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[3],[5]	7	8
Financing Receivables Not Impaired | Watch obligors | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	82,116	91,475
Financing Receivables Not Impaired | Watch obligors | Foreign | Other | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	927
Financing Receivables Not Impaired | Watch obligors | Foreign | Other | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	79,905	90,722
Financing Receivables Not Impaired | Watch obligors | Foreign | Other | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[4],[5]	1,284	753
Financing Receivables Not Impaired | Watch obligors | Foreign | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	440,009	373,548
Financing Receivables Not Impaired | Watch obligors | Foreign | E1 to E2 Rating | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	54,835	58,348
Financing Receivables Not Impaired | Watch obligors | Foreign | E1 to E2 Rating | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	1,800	2,801
Financing Receivables Not Impaired | Watch obligors | Foreign | E1 to E2 Rating | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	383,128	312,275
Financing Receivables Not Impaired | Watch obligors | Foreign | E1 to E2 Rating | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[5]	246	124
Financing Receivables Impaired | Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		672,473	980,884
Financing Receivables Impaired | Impaired loans | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		517,951	790,271
Financing Receivables Impaired | Impaired loans | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		135,570	379,056
Financing Receivables Impaired | Impaired loans | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		51,471	57,476
Financing Receivables Impaired | Impaired loans | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		56,151	66,370
Financing Receivables Impaired | Impaired loans | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		140,213	146,901
Financing Receivables Impaired | Impaired loans | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		26,873	22,615
Financing Receivables Impaired | Impaired loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		7,062	6,541
Financing Receivables Impaired | Impaired loans | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	3,263	6,610
Financing Receivables Impaired | Impaired loans | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		97,348	104,702
Financing Receivables Impaired | Impaired loans | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		154,522	190,613
Financing Receivables Impaired | Impaired loans | Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		19	29
Financing Receivables Impaired | Impaired loans | Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		153,746	190,183
Financing Receivables Impaired | Impaired loans | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	¥ 757	¥ 401

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.
[3]	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
[4]	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.
[5]	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.